Convertible Debentures and Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Debentures and Notes Payable
6. Convertible Debentures and Notes Payable

3. Convertible Debentures and Notes Payable

On May 17, 2019, the Company entered into a Convertible Promissory Note (“Promissory Note”) with Crown Bridge Partners, LLC (the “Holder”) for a total principal amount of up to $150,000 with cash proceeds of up to $124,500, resulting in an original issue discount of up to $25,500. The Promissory Note bears interest at 7% per annum (with the understanding that the first 12 months of interest of each tranche will be guaranteed). The maturity date is 18 months from the effective date of each payment.

The Conversion Price, as defined in the agreement, is the lesser of (i) the lowest Trading Price (as defined below) during the previous 25 trading day period ending on the latest complete trading day prior to the date of this Promissory Note or (ii) the Variable Conversion Price (as defined below). The Variable Conversion Price means the lowest one Trading Price (as defined below) for the common stock during the 25 Trading Day period ending on the last complete Trading Day prior to the Conversion Date. Trading Price means, for any security as of any date, the lesser of the (i) lowest traded price and (ii) lowest closing bid price. Based on the Company’s examination of the conversion feature and the relative accounting guidance, the Company has determined that the conversion feature should be treated as a derivative liability for accounting purposes.

Additionally, if at any time while the Promissory Note is outstanding, the Conversion Price is equal to or lower than $0.025, then an additional $10,000 will be automatically added to the principal balance of each tranche funded under the Note. During the quarter ended June 30, 2019, $10,000 was added to the principal balance for the first tranche.

In connection with the Promissory Note, the Company also entered into a Securities Purchase Agreement with the Holder which states that the Company will also issue to the Holder a warrant to purchase an amount of shares of its common stock equal to 50% of the face value of each respective tranche divided by $0.10 (for illustrative purposes, the first tranche face value is equal to $50,000, which resulted in the issuance of a warrant to purchase 250,000 shares of the Company’s common stock).

Per the terms of the Common Stock Purchase Warrant agreement, on May 17, 2019, the Company issued a warrant to purchase 250,000 shares of common stock with an Exercise Price of $0.10 subject to adjustment (standard anti-dilution features). The agreement contains a down-round provision that automatically resets the exercise price of the warrant to a new exercise price that is equal to the per share price of common stock subsequently issued (including conversions of debt and preferred stock). Upon the lowing of the exercise price, the number of warrants will be increased such that the total proceeds upon exercise is the same amount (see Note 7). If the Market Price of one shares of common stock is greater than the Exercise Price, the Holder may elect to receive Warrant Shares pursuant to cashless exercise, in lieu of cash exercise, per a defined formula in the agreement.

During the quarter ended June 30, 2019, the Company received $40,000 in net cash proceeds, after paying $1,500 of direct funding costs. The related principal amount due for the first tranche (“First Tranche”) was $50,000. For the first tranche, using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be $100,000 and recorded a related derivative liability. Related to the derivative liability, the bonus interest, and the direct financing costs, the Company recorded a full debt discount of $50,000 for the Promissory Note, which will be amortized to interest expense over the term of the Promissory Note using the effective interest method and an additional $50,000 directly to interest expense.

On December 9, 2019, the Holder converted a portion of the Promissory Note into shares of common stock. The Holder received 300,000 shares of common stock for the conversion of principal, accrued interest, and fees totaling $7,165.

During the quarter ended September 30, 2019, the Company received an aggregate of $213,250 in net cash proceeds, after paying $6,750 of direct funding costs, from three note holders under the same terms as the Promissory Note. The related principal amount due for the convertible debt instruments entered into during the quarter ended September 30, 2019 was $255,000. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion features to be approximately $354,000 and recorded the related derivative liabilities. Related to the derivative liabilities, the bonus interest, and the direct financing costs, the Company recorded full debt discounts totaling approximately $255,000 for the notes which will be amortized to interest expense over the term of the notes using the effective interest method and an additional approximately $106,000 directly to interest expense. As the Conversion Price fell below $0.025 per share, during the quarter ended September 30, 2019, $10,000 was added to the principal balance on one of the notes (per the terms of that note).

Related to the notes issued during the quarter ended September 30, 2019, the Company issued warrants to purchase a total of 525,000 shares of common stock with an Exercise Price of $0.10 subject to adjustment (standard anti-dilution features). If the Market Price of one shares of common stock is greater than the Exercise Price, the Holder may elect to receive Warrant Shares pursuant to cashless exercise, in lieu of cash exercise, per a defined formula in the agreement.

On October 1, 2019, the Company received $37,500 in net cash proceeds from a note holder under the same terms as the Promissory Note. The related principal amount due for the convertible debt instrument was $44,000. In connection with the note, the Company issued 100,000 shares of common stock, which were valued at the market price on the date of issuance of $0.05 per share. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $29,000 and recorded a related derivative liability. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling $41,000 for the note, which will be amortized to interest expense over the term of the note using the effective interest method.

On June 19, 2020, the Company received $19,250 in net cash proceeds from a note holder under the same terms as the Promissory Note. The related principal amount due for the convertible debt instrument was $25,000. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $142,000 and recorded a related derivative liability for that amount and a charge to interest expense of approximately $122,000. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling $25,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

On July 10, 2020, the Company received $19,250 in net cash proceeds from a note holder under the same terms as the Promissory Note. The related principal amount due for the convertible debt instrument was $25,000. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $61,000 and recorded a related derivative liability for that amount and a charge to interest expense of approximately $42,000. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling $25,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

During the six months ended June 30, 2020, the holders of the convertible notes converted a total of $321,776 of principal, interest and fees for a total of 620,057,793 shares of common stock. Related to these conversions during the six months ended June 30, 2020, the Company recorded a reduction of the associated derivative liability for the conversion features of $1,138,404 and a reduction of the debt discount of $199,710 as components of the gain on settlement of debt. During the six months ended June 30, 2020, the Company recorded $110,064 of interest expense related to the amortization of the debt discounts.

During the three months ended March 31, 2020 the Company borrowed $50,000 from a shareholder under the terms of a note payable bearing interest of 8% per annum. The note was repaid with interest (totaling $922) during the three months ended March 31, 2020.

During the nine months ended September 30, 2021, one note holder converted the remaining principal and interest to shares of common stock. $9,616 of principal and accrued interest were converted into 1,780,825 shares of common stock.

On May 4, 2020, the Company entered into a Paycheck Protection Program (“PPP”) Loan with a principal amount of $59,949 through a financial institution under the PPP administered by the SBA and established as part of the CARES Act. The PPP Loan bears interest at 1.0% per annum and matures on May 4, 2022 with the first six months of interest and principal payments deferred. The amount borrowed under the PPP Loan is guaranteed by the U.S. Small Business Administration (“SBA”) and is eligible for forgiveness in an amount equal to the sum of the eligible costs, including payroll, benefits, rent and utilities, incurred by the Company during the 24-week period beginning on the date the Company received the proceeds. The PPP Loan contains customary events of default, and the occurrence of an event of default may result in a claim for the immediate repayment of all amounts outstanding under the PPP Loan. As of September 30, 2021, the Company has applied for forgiveness but has not obtained forgiveness from the SBA.

On July 7, 2020, the Company entered into a secured disaster loan with the SBA with a principal amount of $150,000. The SBA loan bears interest at 3.75% per annum and matures in July 2050. The Company is required to make monthly principal and interest payments of $731 beginning in July 2021.

As of September 30, 2021 long-term debt matures as follows:

Year Ending	Notes Payable	Convertible Notes	Total
2021 (months remaining)	$33,033	$27,261	$60,294
2022	34,058	82,484	116,542
2023	3,327	-	3,327
2024	3,454	-	3,454
2025	3,586	-	3,586
Thereafter	140,373	-	140,373

	$216,275	$109,744	$327,575

6. Convertible Debentures and Notes Payable

On May 17, 2019, the Company entered into a Convertible Promissory Note (“Promissory Note”) with Crown Bridge Partners, LLC (the “Holder”) for a total principal amount of up to $150,000 with cash proceeds of up to $124,500, resulting in an original issue discount of up to $25,500. The Promissory Note bears interest at 7% per annum (with the understanding that the first 12 months of interest of each tranche will be guaranteed). The maturity date is 18 months from the effective date of each payment.

The Conversion Price, as defined in the agreement, is the lesser of (i) the lowest Trading Price (as defined below) during the previous 25 trading day period ending on the latest complete trading day prior to the date of this Promissory Note or (ii) the Variable Conversion Price (as defined below). The Variable Conversion Price means the lowest one Trading Price (as defined below) for the common stock during the 25 Trading Day period ending on the last complete Trading Day prior to the Conversion Date. Trading Price means, for any security as of any date, the lesser of the (i) lowest traded price and (ii) lowest closing bid price. Based on the Company’s examination of the conversion feature and the relative accounting guidance, the Company has determined that the conversion feature should be treated as a derivative liability for accounting purposes.

Additionally, if at any time while the Promissory Note is outstanding, the Conversion Price is equal to or lower than $0.025, then an additional $10,000 will be automatically added to the principal balance of each tranche funded under the Note. During the quarter ended June 30, 2019, $10,000 was added to the principal balance for the first tranche.

In connection with the Promissory Note, the Company also entered into a Securities Purchase Agreement with the Holder which states that the Company will also issue to the Holder a warrant to purchase an amount of shares of its common stock equal to 50% of the face value of each respective tranche divided by $0.10 (for illustrative purposes, the first tranche face value is equal to $50,000, which resulted in the issuance of a warrant to purchase 250,000 shares of the Company’s common stock).

Per the terms of the Common Stock Purchase Warrant agreement, on May 17, 2019, the Company issued a warrant to purchase 250,000 shares of common stock with an Exercise Price of $0.10 subject to adjustment (standard anti-dilution features). The agreement contains a down-round provision that automatically resets the exercise price of the warrant to a new exercise price that is equal to the per share price of common stock subsequently issued (including conversions of debt and preferred stock). Upon the lowing of the exercise price, the number of warrants will be increased such that the total proceeds upon exercise is the same amount (see Note 7). If the Market Price of one shares of common stock is greater than the Exercise Price, the Holder may elect to receive Warrant Shares pursuant to cashless exercise, in lieu of cash exercise, per a defined formula in the agreement.

During the quarter ended June 30, 2019, the Company received $40,000 in net cash proceeds, after paying $1,500 of direct funding costs. The related principal amount due for the first tranche (“First Tranche”) was $50,000. For the first tranche, using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be $100,000 and recorded a related derivative liability. Related to the derivative liability, the bonus interest, and the direct financing costs, the Company recorded a full debt discount of $60,000 for the Promissory Note, which is being amortized to interest expense over the term of the Promissory Note using the effective interest method and an additional $50,000 directly to interest expense.

On December 9, 2019, the Holder converted a portion of the Promissory Note into shares of common stock. The Holder received 300,000 shares of common stock for the conversion of principal, accrued interest, and fees totaling $7,165.

During the quarter ended September 30, 2019, the Company received an aggregate of $213,250 in net cash proceeds, after paying $6,750 of direct funding costs, from three note holders under the same terms as the Promissory Note. The related principal amount due for the convertible debt instruments entered into during the quarter ended September 30, 2019 was $255,000. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion features to be approximately $354,000 and recorded the related derivative liabilities. Related to the derivative liabilities, the bonus interest, and the direct financing costs, the Company recorded full debt discounts totaling approximately $255,000 for the notes which is being amortized to interest expense over the term of the notes using the effective interest method and an additional approximately $106,000 directly to interest expense. As the Conversion Price fell below $0.025 per share, during the quarter ended September 30, 2019, $10,000 was added to the principal balance on one of the notes (per the terms of that note).

Related to the notes issued during the quarter ended September 30, 2019, the Company issued warrants to purchase a total of 525,000 shares of common stock with an Exercise Price of $0.10 subject to adjustment (standard anti-dilution features). If the Market Price of one shares of common stock is greater than the Exercise Price, the Holder may elect to receive Warrant Shares pursuant to cashless exercise, in lieu of cash exercise, per a defined formula in the agreement.

On October 1, 2019, the Company received $37,500 in net cash proceeds from a note holder under the same terms as the Promissory Note. The related principal amount due for the convertible debt instrument was $44,000. In connection with the note, the Company issued 100,000 shares of common stock, which were valued at the market price on the date of issuance of $0.05 per share. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $29,000 and recorded a related derivative liability. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling $41,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

On June 19, 2020, the Company received $19,250 in net cash proceeds from a note holder under the same terms as the Promissory Note. The related principal amount due for the convertible debt instrument was $25,000 and the note matures on December 19, 2021. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $142,000 and recorded a related derivative liability for that amount and a charge to interest expense of approximately $122,000. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling $25,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

On July 10, 2020, the Company received $19,250 in net cash proceeds from a note holder under the same terms as the Promissory Note. The related principal amount due for the convertible debt instrument was $25,000 and the note matures on January 10, 2022. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $61,000 and recorded a related derivative liability for that amount and a charge to interest expense of approximately $42,000. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling $25,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

On November 2, 2020, the Company received $146,500 in net cash proceeds from a note holder under an Inventory Financing Promissory Note. The related principal amount due for the convertible debt instrument was $168,000. The note bears interest at 12% per annum and matures on May 2, 2022. Principal and accrued interest are convertible into common stock at a variable conversion price, which is 80% of the average two lowest traded prices for common stock during a 10-day trading period prior to conversion. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $99,000 and recorded a related derivative liability for that amount. The Company also issued 2,000,000 shares of common stock to the note holder as additional compensation. The value of the shares, $14,800. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling approximately $135,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

During the year ended December 31, 2020, the holders of the convertible notes converted a total of $379,203 of principal, interest and fees for a total of 659,021,898 shares of common stock. Related to these conversions during the year ended December 31, 2020, the Company recorded a reduction of the associated derivative liability for the conversion features of $1,448,326 and a reduction of the debt discount of $229,322 as components of the loss on settlement of debt. During the year ended December 31, 2020, the Company recorded $134,263 of interest expense related to the amortization of the debt discounts.

During the three months ended March 31, 2020 the Company borrowed $50,000 from a shareholder under the terms of a note payable bearing interest of 8% per annum. The note was repaid with interest (totaling $922) during the three months ended March 31, 2020.

On May 4, 2020, the Company entered into a Paycheck Protection Program (“PPP”) Loan with a principal amount of $59,949 through a financial institution under the PPP administered by the SBA and established as part of the CARES Act. The PPP Loan bears interest at 1.0% per annum and matures on May 4, 2022 with the first six months of interest and principal payments deferred. The amount borrowed under the PPP Loan is guaranteed by the U.S. Small Business Administration (“SBA”) and is eligible for forgiveness in an amount equal to the sum of the eligible costs, including payroll, benefits, rent and utilities, incurred by the Company during the 24-week period beginning on the date the Company received the proceeds. The PPP Loan contains customary events of default, and the occurrence of an event of default may result in a claim for the immediate repayment of all amounts outstanding under the PPP Loan.

On July 7, 2020, the Company entered into a secured disaster loan with the SBA with a principal amount of $150,000. The SBA loan bears interest at 3.75% per annum and matures in July 2050. The Company is required to make monthly principal and interest payments of $731 beginning in July 2021.

As of December 31, 2020 long-term debt matures as follows:

Year Ending	Notes Payable	Convertible Notes	Total
2021	$5,943	$37,224	$43,167
2022	32,940	197,106	230,036
2023	28,951	-	28,951
2024	3,296	-	3,296
2025	3,422	-	3,422
Thereafter	138,620	-	138,620

	$213,162	$234,330	$447,492